Nature of the Business and Basis of Presentation (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	Nov. 13, 2024	Mar. 26, 2026
Merger Agreement [Member] | PreMerger Cullgen Inc [Member]
Minority interest ownership percentage by noncontrolling owners	96.40%
Merger Agreement [Member] | PreMerger Pulmatrix Inc [Member]
Minority interest ownership percentage by parent	3.60%	6.00%
Merger Agreement [Member] | Pulmatrix Inc [Member]
Valuation amount	$ 10.5
Enterprise value	8.0
Cash	2.5
Merger Agreement [Member] | Cullgen Inc [Member]
Valuation amount	$ 280.0
Common Stock [Member] | Merger Agreement [Member]
Price per share	$ 10.00
Minimum [Member]
Cash dividend	$ 2.5